Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Amount Registered | shares	3,300,000
Proposed Maximum Offering Price per Unit	0.8525
Maximum Aggregate Offering Price	$ 2,813,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 389.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The price shown is the average of the high and low selling price of the ordinary shares on November 21, 2025, as reported on the Nasdaq Capital Market.